Business segment information - Summary of sales and financial services revenue to external customers by product category (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Sales and financial services revenue:
Total sales and financial services revenue	¥ 11,539,837	¥ 9,921,513	¥ 8,998,661
All Other
Sales and financial services revenue:
Total sales and financial services revenue	87,623	98,783	100,736
All Other | Customer [member]
Sales and financial services revenue:
Total sales and financial services revenue	72,338	82,264	84,202
Operating segments | Game & Network Services
Sales and financial services revenue:
Total sales and financial services revenue	3,644,598	2,739,763	2,656,278
Operating segments | Game & Network Services | Customer [member]
Sales and financial services revenue:
Total sales and financial services revenue	3,538,533	2,674,356	2,604,713
Operating segments | Game & Network Services | Customer [member] | Digital Software and Add-on Content
Sales and financial services revenue:
Total sales and financial services revenue	1,523,045	1,424,459	1,454,654
Operating segments | Game & Network Services | Customer [member] | Network Services
Sales and financial services revenue:
Total sales and financial services revenue	464,676	409,355	382,950
Operating segments | Game & Network Services | Customer [member] | Hardware and Others
Sales and financial services revenue:
Total sales and financial services revenue	1,550,812	840,542	767,109
Operating segments | Music
Sales and financial services revenue:
Total sales and financial services revenue	1,380,632	1,116,949	939,867
Operating segments | Music | Customer [member]
Sales and financial services revenue:
Total sales and financial services revenue	1,364,815	1,100,532	927,250
Operating segments | Music | Customer [member] | Recorded Music — Streaming
Sales and financial services revenue:
Total sales and financial services revenue	598,868	462,368	337,100
Operating segments | Music | Customer [member] | Recorded Music — Others
Sales and financial services revenue:
Total sales and financial services revenue	286,270	206,412	179,167
Operating segments | Music | Customer [member] | Music Publishing
Sales and financial services revenue:
Total sales and financial services revenue	276,665	200,334	156,862
Operating segments | Music | Customer [member] | Visual Media and Platform
Sales and financial services revenue:
Total sales and financial services revenue	203,012	231,418	254,121
Operating segments | Pictures
Sales and financial services revenue:
Total sales and financial services revenue	1,369,422	1,238,911	752,987
Operating segments | Pictures | Customer [member]
Sales and financial services revenue:
Total sales and financial services revenue	1,364,887	1,236,399	751,800
Operating segments | Pictures | Customer [member] | Motion Pictures
Sales and financial services revenue:
Total sales and financial services revenue	464,043	518,840	265,301
Operating segments | Pictures | Customer [member] | Television Productions
Sales and financial services revenue:
Total sales and financial services revenue	536,250	419,494	267,123
Operating segments | Pictures | Customer [member] | Media Networks
Sales and financial services revenue:
Total sales and financial services revenue	364,594	298,065	219,376
Operating segments | Entertainment, Technology & Services
Sales and financial services revenue:
Total sales and financial services revenue	2,476,025	2,339,186	2,068,087
Operating segments | Entertainment, Technology & Services | Customer [member]
Sales and financial services revenue:
Total sales and financial services revenue	2,436,739	2,297,886	2,016,887
Operating segments | Entertainment, Technology & Services | Customer [member] | Televisions
Sales and financial services revenue:
Total sales and financial services revenue	733,251	858,837	709,007
Operating segments | Entertainment, Technology & Services | Customer [member] | Audio and Video
Sales and financial services revenue:
Total sales and financial services revenue	391,608	326,704	313,975
Operating segments | Entertainment, Technology & Services | Customer [member] | Still and Video Cameras
Sales and financial services revenue:
Total sales and financial services revenue	565,018	414,898	338,694
Operating segments | Entertainment, Technology & Services | Customer [member] | Mobile Communications
Sales and financial services revenue:
Total sales and financial services revenue	356,771	365,864	358,580
Operating segments | Entertainment, Technology & Services | Customer [member] | Other
Sales and financial services revenue:
Total sales and financial services revenue	390,091	331,583	296,631
Operating segments | Imaging & Sensing Solutions
Sales and financial services revenue:
Total sales and financial services revenue	1,402,187	1,076,424	1,012,497
Operating segments | Imaging & Sensing Solutions | Customer [member]
Sales and financial services revenue:
Total sales and financial services revenue	1,301,481	992,200	937,859
Operating segments | Financial Services
Sales and financial services revenue:
Total sales and financial services revenue	1,454,546	1,533,829	1,674,002
Operating segments | Financial Services | Customer [member]
Sales and financial services revenue:
Total sales and financial services revenue	1,443,996	1,524,811	1,664,991
Corporate
Sales and financial services revenue:
Total sales and financial services revenue	¥ 17,048	¥ 13,065	¥ 10,959